Financial Instrument Risks and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Contractual Maturities of Non-Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2022:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Accounts payable and accrued liabilities	$226,028	$—	$—	$—	$—	$—	$226,028
Loans and borrowings(1)(2)	55,258	190,038	182,179	596,667	—	—	1,024,142
Derivative liabilities	1,204	526	—	—	—	—	1,730
Lease liabilities(2)	21,407	13,055	756	746	532	—	36,496
Other financial liabilities(2)	6,760	2,346	2,346	2,346	2,346	2,346	18,490
Reclamation and closure costs(2)	3,734	2,889	7,912	14,404	20,788	136,830	186,557
Purchase commitments(2)	81,385	11,962	8,295	7,495	7,092	33,929	150,158
Other operating commitments(2)	31,895	33,169	17,868	18,583	19,326	29,635	150,476
Total	$427,671	$253,985	$219,356	$640,241	$50,084	$202,740	$1,794,077
(1)Amount includes principal and interest payments, except accrued interest, which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.
The Company has a $700 million Revolving Facility available for general corporate purposes, other than for repayment of amounts owing under the 2019 and 2020 Convertible Notes, of which it has utilized $572.8 million at December 31, 2022. Inflationary pressures and volatility in gold price have contributed to increasing risks that cash flow from operations and other sources of liquidity will be insufficient to meet the Company’s financial obligations as they become due and fund the Company’s ongoing development and construction projects.
The Company’s objective in managing its liquidity risk is to ensure there is sufficient capital to meet its short-term business requirements after taking into account the Company’s holdings of cash and cash equivalents. The Company seeks to manage its liquidity risk through a rigorous planning, budgeting and forecasting process to help determine the funding requirements to support its current operations, development and expansion plans. The Company also manages its liquidity risk by managing its capital structure (note 32).

Contractual Maturities of Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2022:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Accounts payable and accrued liabilities	$226,028	$—	$—	$—	$—	$—	$226,028
Loans and borrowings(1)(2)	55,258	190,038	182,179	596,667	—	—	1,024,142
Derivative liabilities	1,204	526	—	—	—	—	1,730
Lease liabilities(2)	21,407	13,055	756	746	532	—	36,496
Other financial liabilities(2)	6,760	2,346	2,346	2,346	2,346	2,346	18,490
Reclamation and closure costs(2)	3,734	2,889	7,912	14,404	20,788	136,830	186,557
Purchase commitments(2)	81,385	11,962	8,295	7,495	7,092	33,929	150,158
Other operating commitments(2)	31,895	33,169	17,868	18,583	19,326	29,635	150,476
Total	$427,671	$253,985	$219,356	$640,241	$50,084	$202,740	$1,794,077
(1)Amount includes principal and interest payments, except accrued interest, which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.
The Company has a $700 million Revolving Facility available for general corporate purposes, other than for repayment of amounts owing under the 2019 and 2020 Convertible Notes, of which it has utilized $572.8 million at December 31, 2022. Inflationary pressures and volatility in gold price have contributed to increasing risks that cash flow from operations and other sources of liquidity will be insufficient to meet the Company’s financial obligations as they become due and fund the Company’s ongoing development and construction projects.
The Company’s objective in managing its liquidity risk is to ensure there is sufficient capital to meet its short-term business requirements after taking into account the Company’s holdings of cash and cash equivalents. The Company seeks to manage its liquidity risk through a rigorous planning, budgeting and forecasting process to help determine the funding requirements to support its current operations, development and expansion plans. The Company also manages its liquidity risk by managing its capital structure (note 32).

Exposure to Currency Risk
The following table summarizes the Company’s exposure to currency risk arising from financial assets and financial liabilities, excluding foreign exchange contracts, denominated in foreign currencies:

At December 31, 2022	BRL	MXN	CAD	USD
Financial assets
Cash and cash equivalents	$9,088	$244	$48,357	$7,036
Marketable securities	—	—	36,867	—
Derivative assets	—	—	29,154	—
Restricted cash	5,550	—	—	1,740
Other financial assets	—	—	5,028	—
Financial liabilities
Accounts payable and accrued liabilities	(61,946)	(28,234)	(9,233)	(11,677)
Derivative liabilities	—	—	(695)	—
Lease liabilities	(6,226)	(131)	(231)	(2,298)
Other financial liabilities	—	—	—	(10,597)
	$(53,534)	$(28,121)	$109,247	$(15,796)
At December 31, 2021
Financial assets
Cash and cash equivalents	$14,819	$558	$42,445	$2
Marketable securities	—	—	240,530	—
Derivative assets	—	—	123,501	—
Restricted cash	4,400	—	—	7,796
Other financial assets	—	—	8,758	—
Financial liabilities
Accounts payable and accrued liabilities	(52,162)	(49,997)	(13,310)	(3,917)
Derivative liabilities	—	—	(32,874)	—
Lease liabilities	(2,432)	(253)	(490)	—
Other financial liabilities	—	—	—	—
	$(35,375)	$(49,692)	$368,560	$3,881
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(ii)Foreign currency risk (continued)
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2022, excluding the effect of foreign exchange contracts, the reasonably possible weakening in foreign currencies against the USD and the USD against CAD at such date, assuming all other variables remained constant, would have resulted in the following decrease (increase) in the Company’s net loss during the year ended December 31, 2022:

2022
BRL – 20%	$7,816
MXN – 10%	2,053
CAD – 10%	(7,975)
USD – 10%	1,153